Gross Amount and Accumulated Impairment Loss of Goodwill (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Gross amount	$ 1,549,436	$ 1,551,409
Accumulated impairment losses	(4,012)	(4,012)
Goodwill, net	1,545,424	1,547,397	$ 1,543,179
North America Services
Goodwill [Line Items]
Gross amount	70,796	70,796
Accumulated impairment losses	(182)	(182)
Goodwill, net	70,614	70,614	70,796
International Services
Goodwill [Line Items]
Gross amount	29,081	31,681
Accumulated impairment losses	(1,605)	(1,605)
Goodwill, net	27,476	30,076	34,201
Merchant Services
Goodwill [Line Items]
Gross amount	415,973	415,973
Accumulated impairment losses	(2,225)	(2,225)
Goodwill, net	413,748	413,748	413,748
NetSpend
Goodwill [Line Items]
Gross amount	1,033,586	1,032,959
Goodwill, net	$ 1,033,586	$ 1,032,959	$ 1,024,434